BASIS OF PRESENTATION - Narrative (Details) - Discontinued operations	Oct. 18, 2022	Mar. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest sold		80.00%
Tricon US Multi-Family REIT LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest sold	20.00%	80.00%
Proportion of remaining ownership interest sold	20.00%